Property, Plant And Equipment, Net (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Offshore Facility [Member]	Dec. 31, 2011 Offshore Facility [Member]	Jul. 31, 2012 Bow Office Project [Member]	Dec. 31, 2007 Bow Office Project [Member]	Dec. 31, 2012 Bow Office Project [Member]	Dec. 31, 2011 Bow Office Project [Member]	Dec. 31, 2012 Assets Held under Capital Leases [Member]	Dec. 31, 2011 Assets Held under Capital Leases [Member]	Dec. 31, 2012 Canadian Division [Member]	Dec. 31, 2011 Canadian Division [Member]	Dec. 31, 2010 Canadian Division [Member]	Dec. 31, 2012 USA Division [Member]	Dec. 31, 2011 USA Division [Member]	Dec. 31, 2010 USA Division [Member]	Dec. 31, 2012 Market Optimization [Member]	Dec. 31, 2011 Market Optimization [Member]	Dec. 31, 2012 Corporate & Other [Member]	Dec. 31, 2011 Corporate & Other [Member]
Property, Plant and Equipment [Line Items]
Internal Costs Capitalized	$ 471	$ 415
Fully Amortized Property Costs																			104	112
Property, Plant and Equipment, Net	9,751	16,057	612	607			1,668	1,309	207	147	2,960	7,493		4,405	6,733		106	108	2,280	1,723
Impairments	4,664	2,249									1,822	2,249	0	2,842	0	0
Period For Trailing Average Price	12 months
Capital lease obligations incurred															$ 158
Capital Lease Agreement Asset Conveyed Term In Years															5 years
Term Of Lease Agreement In Years						25 years
Property, Plant and Equipment, Useful Life					60 years